(15) TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
System service charges	R$ 62,674	R$ 413
Energy purchased	1,607,116	2,248,748
Electricity network usage charges	205,656	252,170
Materials and services	368,344	650,538
Energy from the Free Market	154,296	145,002
Total	2,398,085	3,296,870
Noncurrent
Energy purchased	333,036	128,438
Total	R$ 333,036	R$ 128,438